Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Long-term Debt Balance	The components of the long-term debt balance are as follows (in thousands):

	December 31,
	2023	2022
Principal amount of term loans	$5,500	$5,000
Unamortized debt discount and issuance costs	(41)	72

Carrying amount	5,459	5,072
Less current portion	(878)	—

Long-term debt, net	$4,581	$5,072